Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 22,527,376	€ 7,872,189		€ 3,659,972
Other receivables	6,922	516,834
Loans to employees	2,222	119,538
Loans granted to Joint Venture	685,048
Receivables from Joint Venture	535,268	475,565
Trade And Other Financial Receivables	23,756,836	8,984,126
Loans granted to Joint Venture	565,873	474,174
Guarantee deposit	733,446	390,598
Non-current financial assets	1,299,319	864,772
Guarantee deposit	482,113	118,945
Financial investments	57,191,545	239,379
Other current financial assets	57,673,658	358,324	[1]
Cash and cash equivalents	113,865,299	22,338,021	[1],[2]	€ 6,447,332	[2]	€ 2,286,852
Total Non-current	1,299,319	864,772	[1]
Total Current	€ 195,295,793	€ 31,680,471

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.